Stock-based Compensation - Additional information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Sep. 30, 2021 Number shares	Sep. 30, 2020 shares	Dec. 31, 2020 Number shares
Two Thousand And Seventeen Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Number of vesting schedules | Number						2
Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				4 years		4 years
Share based compensation arrangement by share based payment award, Number of vesting schedules | Number				2
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				3 years		3 years
Share based compensation arrangement by share based payment award, Award vesting period, Period of cliff vest				1 year		1 year
Share based compensation arrangement by share based payment award, Vesting basis				monthly		monthly
Second Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				4 years		4 years
Share based compensation arrangement by share based payment award, Vesting basis				monthly		monthly
Incentive And Nonqualified Stock Options [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Shares issued in period						46,100,000
Incentive And Nonqualified Stock Options [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Shares issued in period				47,100,000
Share-based Payment Arrangement, Option [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross		0	2,600,000	300,000	12,400,000
Restricted Stock Units (RSUs) [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period		1,000,000.0		5,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The RSUs are subject to two vesting requirements: (i) a service-based or milestone-based requirement and (ii) a liquidation event requirement. The RSUs will vest when both requirements are satisfied.
Restricted Stock [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis				monthly
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period		0	0	0	4,800,000
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period, Subject to vesting rights					0